Expense Example - VIPSectorFunds-ServiceClass2ComboPRO - VIPSectorFunds-ServiceClass2ComboPRO - VIP Technology Portfolio - VIP Technology Portfolio - Service Class 2	Apr. 30, 2025 USD ($)
Expense Example:
1 year	$ 84
3 years	262
5 years	455
10 years	$ 1,014